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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 1999.

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------


If amended report check here: [ ]
PAR Capital Management Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Center, Suite 1600          Boston             MA         02111
--------------------------------------------------------------------------------
Business Address       (Street)           (City)           (State)      (Zip)

Frederick S. Downs Jr., Vice President              (617) 526-8990
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

---------------------------------- ATTENTION -----------------------------------
           INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
     FEDERAL CRIMINAL VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 10th day of February, 2000.

                                             PAR Capital Management Inc.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager

                                       /s/Frederick S. Downs Jr.
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                     13F File No.:  Name:                     13F File No.:
---------------------------------------  ---------------------------------------
1.                                       6.
---------------------------------------  ---------------------------------------
2.                                       7.
---------------------------------------  ---------------------------------------
3.                                       8.
---------------------------------------  ---------------------------------------
4.                                       9.
---------------------------------------  ---------------------------------------
5.                                       10.
---------------------------------------  ---------------------------------------

                                                                 SEC 1685 (5/91)

                                    FORM 13F

AS OF 12/31/99

-----------------------------------------------------------------------------------------------
              ITEM 1:                    ITEM 2:        ITEM 3:       ITEM 4:        ITEM 5:
             NAME OF ISSUER           TITLE OF CLASS     CUSIP      FAIR MARKET     SHARES OF
                                                         NUMBER        VALUE        PRINCIPAL
                                                                                      AMOUNT


-----------------------------------------------------------------------------------------------
ACME Electric Corp.                       Common      004644100         $97,750.00      17,000
-----------------------------------------------------------------------------------------------
Alaska Air Group Inc.                     Common      011659109      $7,903,125.00     225,000
-----------------------------------------------------------------------------------------------
AMC Entertainment Inc.                    Common      001669100      $1,940,625.00     225,000
-----------------------------------------------------------------------------------------------
Ameristar Casinos Inc                     Common      03070Q101        $276,406.25      72,500
-----------------------------------------------------------------------------------------------
Ameritrade Holding Corp - Class A     Class A Common  03072H109      $2,680,575.00     123,600
-----------------------------------------------------------------------------------------------
Amtran Inc.                               Common      03234G106     $14,240,625.00     735,000
-----------------------------------------------------------------------------------------------
Biomatrix Inc                             Common      09060P102        $644,875.00      33,500
-----------------------------------------------------------------------------------------------
Biovail Corp International New            Common      09067K106      $7,378,125.00      78,700
-----------------------------------------------------------------------------------------------
Bolle Inc.                                Common      097937106        $987,187.50     195,000
-----------------------------------------------------------------------------------------------
Boyd Gaming Corp.                         Common      103304101        $242,381.25      41,700
-----------------------------------------------------------------------------------------------
CKE Restaurants Inc                       Common      12561E105      $2,220,162.50     377,900
-----------------------------------------------------------------------------------------------
Carmike Cinemas Inc.                  Class A Common  143436103      $1,405,468.75     179,900
-----------------------------------------------------------------------------------------------
Casino Data Systems                       Common      147583108        $480,000.00     120,000
-----------------------------------------------------------------------------------------------
Catalina Marketing Corp.                  Common      148867104     $17,362,500.00     150,000
-----------------------------------------------------------------------------------------------
Condor Technology Solutions               Common      206772105      $1,719,987.50   1,250,900
-----------------------------------------------------------------------------------------------
Crossman Communities Inc.                 Common      22764E109      $4,045,500.00     261,000
-----------------------------------------------------------------------------------------------
Dover Downs Entertainment                 Common      260086103     $11,435,625.00     609,900
-----------------------------------------------------------------------------------------------
Edgar Online Inc                          Common      279765101      $1,475,000.00     200,000
-----------------------------------------------------------------------------------------------
Echostar Communications               Class A Common  278762109     $27,300,000.00     280,000
-----------------------------------------------------------------------------------------------
ELITE Information Group Inc Co            Common      28659M106     $13,041,956.25   1,220,300
-----------------------------------------------------------------------------------------------
Employee Solutions Inc.                   Common      292166105         $48,125.00      70,000
-----------------------------------------------------------------------------------------------
ETOYS Inc                                 Common      297862104      $6,436,500.00     245,200
-----------------------------------------------------------------------------------------------
Galileo International Inc.                Common      363547100      $8,083,125.00     270,000
-----------------------------------------------------------------------------------------------
General Motors Corp                   Class H Common  370442832     $49,440,000.00     515,000
-----------------------------------------------------------------------------------------------
Getthere.com Inc                          Common      274266104      $1,006,250.00      25,000
-----------------------------------------------------------------------------------------------



                                    FORM 13F

                                                                                                              -------------------
                                                                                                              (SEC USE ONLY)
AS OF 12/31/99                             NAME OF REPORTING MANAGER: PAR CAPITAL MANAGEMENT, INC.
---------------------------------------------------------------------------------------------------------------------------------
                 ITEM 1:                            ITEM 6:                    ITEM 7:                       ITEM 8
             NAME OF ISSUER                  INVESTMENT DISCRETION            MANAGERS                VOTING AUTHORITY (SHARES)
                                       -----------------------------------   SEE INSTR. V    ------------------------------------
                                      (a) SOLE   (b) SHARED-  (c) SHARED-                      (a) SOLE    (b) SHARED    (c) NONE
                                                  AS DEFINED      OTHER
                                                  IN INSTR. V
---------------------------------------------------------------------------------------------------------------------------------
ACME Electric Corp.                       X                                                     17,000
---------------------------------------------------------------------------------------------------------------------------------
Alaska Air Group Inc.                     X                                                    225,000
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment Inc.                    X                                                    225,000
---------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos Inc                     X                                                     72,500
---------------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp - Class A         X                                                    123,600
---------------------------------------------------------------------------------------------------------------------------------
Amtran Inc.                               X                                                    735,000
---------------------------------------------------------------------------------------------------------------------------------
Biomatrix Inc                             X                                                     33,500
---------------------------------------------------------------------------------------------------------------------------------
Biovail Corp International New            X                                                     78,700
---------------------------------------------------------------------------------------------------------------------------------
Bolle Inc.                                X                                                    195,000
---------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp.                         X                                                     41,700
---------------------------------------------------------------------------------------------------------------------------------
CKE Restaurants Inc                       X                                                    377,900
---------------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas Inc.                      X                                                    179,900
---------------------------------------------------------------------------------------------------------------------------------
Casino Data Systems                       X                                                    120,000
---------------------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp.                  X                                                    150,000
---------------------------------------------------------------------------------------------------------------------------------
Condor Technology Solutions               X                                                  1,250,900
---------------------------------------------------------------------------------------------------------------------------------
Crossman Communities Inc.                 X                                                    261,000
---------------------------------------------------------------------------------------------------------------------------------
Dover Downs Entertainment                 X                                                    609,900
---------------------------------------------------------------------------------------------------------------------------------
Edgar Online Inc                          X                                                    200,000
---------------------------------------------------------------------------------------------------------------------------------
Echostar Communications                   X                                                    280,000
---------------------------------------------------------------------------------------------------------------------------------
ELITE Information Group Inc Co            X                                                  1,220,300
---------------------------------------------------------------------------------------------------------------------------------
Employee Solutions Inc.                   X                                                     70,000
---------------------------------------------------------------------------------------------------------------------------------
ETOYS Inc                                 X                                                    245,200
---------------------------------------------------------------------------------------------------------------------------------
Galileo International Inc.                X                                                    270,000
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp                       X                                                    515,000
---------------------------------------------------------------------------------------------------------------------------------
Getthere.com Inc                          X                                                     25,000
---------------------------------------------------------------------------------------------------------------------------------


                                    FORM 13F

AS OF 12/31/99

--------------------------------------------------------------------------------------------------
              ITEM 1:                    ITEM 2:        ITEM 3:       ITEM 4:        ITEM 5:
             NAME OF ISSUER           TITLE OF CLASS     CUSIP      FAIR MARKET     SHARES OF
                                                         NUMBER        VALUE        PRINCIPAL
                                                                                      AMOUNT


--------------------------------------------------------------------------------------------------

Global Technovations Inc                  Common      37939M109        $297,937.50     340,500
--------------------------------------------------------------------------------------------------
Golden State Vintners Inc.            Class B Common  38121K208      $1,312,500.00     250,000
--------------------------------------------------------------------------------------------------
GTECH Holdings Corporation                Common      400518106        $602,800.00      27,400
--------------------------------------------------------------------------------------------------
Healthcare Recoveries Inc.                Common      42220K101      $3,936,025.00   1,085,800
--------------------------------------------------------------------------------------------------
Hollywood Casino Corp                 Class A Common  436132203        $571,837.50     132,600
--------------------------------------------------------------------------------------------------
Hollywood Entertainment Corporation       Common      436141105      $8,192,500.00     565,000
--------------------------------------------------------------------------------------------------
Host Marriott Corp New REIT               Common      44107P104      $1,650,000.00     200,000
--------------------------------------------------------------------------------------------------
Imagyn Medical Technologies Inc.          Common      45244E100          $1,958.33      78,333
--------------------------------------------------------------------------------------------------
International Speedway Corp           Class A Common  460335201        $352,625.00       7,000
--------------------------------------------------------------------------------------------------
Lodgenet Entertainment Corp.              Common      540211109     $12,437,500.00     500,000
--------------------------------------------------------------------------------------------------
Learn2.com Inc                            Common      522002104        $106,640.63      32,500
--------------------------------------------------------------------------------------------------
Maxicare Health Plans, Inc.               Common      577904204        $543,950.00     189,200
--------------------------------------------------------------------------------------------------
Mesaba Holdings Inc                       Common      59066B102      $1,029,375.00      90,000
--------------------------------------------------------------------------------------------------
Mid Atlantic Medical Services, Inc.       Common      59523C107     $21,491,968.75   2,585,500
--------------------------------------------------------------------------------------------------
Morton Industrial Group Inc.              Common      619328107        $829,500.00     237,000
--------------------------------------------------------------------------------------------------
Navigant International Inc                Common      63935R108        $395,037.50      33,800
--------------------------------------------------------------------------------------------------
Pegasus Communications Corp.          Class A Common  705904100     $92,862,500.00     950,000
--------------------------------------------------------------------------------------------------
Penn National Gaming Inc.                 Common      707569109      $9,808,200.00   1,089,800
--------------------------------------------------------------------------------------------------
Phoenix Healthcare Corp                   Common      719072100          $9,150.00      91,500
--------------------------------------------------------------------------------------------------
Physician Computer Network                Common      71940K109         $12,550.00     251,000
--------------------------------------------------------------------------------------------------
Pixar                                     Common      725811103      $9,553,018.75     270,050
--------------------------------------------------------------------------------------------------
Players International Inc.                Common      727903106      $1,223,771.88     148,900
--------------------------------------------------------------------------------------------------
Preview Travel Inc                        Common      74137R101     $10,425,000.00     200,000
--------------------------------------------------------------------------------------------------
Priceline.com Inc                         Common      741503106      $3,126,750.00      66,000
--------------------------------------------------------------------------------------------------
Rainforest Cafe Inc.                      Common      75086K104      $3,723,481.25     938,200
--------------------------------------------------------------------------------------------------




                                                                                                            -------------------
                                                                                                              (SEC USE ONLY)
AS OF 12/31/99                             NAME OF REPORTING MANAGER: PAR CAPITAL MANAGEMENT, INC.
---------------------------------------------------------------------------------------------------------------------------------
                 ITEM 1:                            ITEM 6:                    ITEM 7:                       ITEM 8
             NAME OF ISSUER                  INVESTMENT DISCRETION            MANAGERS                VOTING AUTHORITY (SHARES)
                                       -----------------------------------   SEE INSTR. V    ------------------------------------
                                      (a) SOLE   (b) SHARED-  (c) SHARED-                      (a) SOLE    (b) SHARED    (c) NONE
                                                  AS DEFINED      OTHER
                                                  IN INSTR. V
---------------------------------------------------------------------------------------------------------------------------------
Global Technovations Inc                  X                                                    340,500
---------------------------------------------------------------------------------------------------------------------------------
Golden State Vintners Inc.                X                                                    250,000
---------------------------------------------------------------------------------------------------------------------------------
GTECH Holdings Corporation                X                                                     27,400
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Recoveries Inc.                X                                                  1,085,800
---------------------------------------------------------------------------------------------------------------------------------
Hollywood Casino Corp                     X                                                    132,600
---------------------------------------------------------------------------------------------------------------------------------
Hollywood Entertainment Corporation       X                                                    565,000
---------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp New REIT               X                                                    200,000
---------------------------------------------------------------------------------------------------------------------------------
Imagyn Medical Technologies Inc.          X                                                     78,333
---------------------------------------------------------------------------------------------------------------------------------
International Speedway Corp               X                                                      7,000
---------------------------------------------------------------------------------------------------------------------------------
Lodgenet Entertainment Corp.              X                                                    500,000
---------------------------------------------------------------------------------------------------------------------------------
Learn2.com Inc                            X                                                     32,500
---------------------------------------------------------------------------------------------------------------------------------
Maxicare Health Plans, Inc.               X                                                    189,200
---------------------------------------------------------------------------------------------------------------------------------
Mesaba Holdings Inc                       X                                                     90,000
---------------------------------------------------------------------------------------------------------------------------------
Mid Atlantic Medical Services, Inc.       X                                                  2,585,500
---------------------------------------------------------------------------------------------------------------------------------
Morton Industrial Group Inc.              X                                                    237,000
---------------------------------------------------------------------------------------------------------------------------------
Navigant International Inc                X                                                     33,800
---------------------------------------------------------------------------------------------------------------------------------
Pegasus Communications Corp.              X                                                    950,000
---------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming Inc.                 X                                                  1,089,800
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Healthcare Corp                   X                                                     91,500
---------------------------------------------------------------------------------------------------------------------------------
Physician Computer Network                X                                                    251,000
---------------------------------------------------------------------------------------------------------------------------------
Pixar                                     X                                                    270,050
---------------------------------------------------------------------------------------------------------------------------------
Players International Inc.                X                                                    148,900
---------------------------------------------------------------------------------------------------------------------------------
Preview Travel Inc                        X                                                    200,000
---------------------------------------------------------------------------------------------------------------------------------
Priceline.com Inc                         X                                                     66,000
---------------------------------------------------------------------------------------------------------------------------------
Rainforest Cafe Inc.                      X                                                    938,200
---------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

AS OF 12/31/99

--------------------------------------------------------------------------------------------------
              ITEM 1:                    ITEM 2:        ITEM 3:       ITEM 4:        ITEM 5:
             NAME OF ISSUER           TITLE OF CLASS     CUSIP      FAIR MARKET     SHARES OF
                                                         NUMBER        VALUE        PRINCIPAL
                                                                                      AMOUNT


--------------------------------------------------------------------------------------------------
Sabre Group Holdings, Inc.                Common      785905100     $25,625,000.00     500,000
--------------------------------------------------------------------------------------------------
Station Casinos Inc.                      Common      857689103     $50,224,100.00   2,238,400
--------------------------------------------------------------------------------------------------
Systemsoft Corp                           Common      871926101          $2,250.00      30,000
--------------------------------------------------------------------------------------------------
Travel Service International Inc          Common      894169101     $12,729,375.00   1,395,000
--------------------------------------------------------------------------------------------------
Universal Health Services Inc.            Common      913903100     $23,940,000.00     665,000
--------------------------------------------------------------------------------------------------
Univision Communications              Class A Common  914906102     $16,860,937.50     165,000
--------------------------------------------------------------------------------------------------
                                                                  -----------------
                 Total Long Equities                               $495,770,114.58
                                                                  -----------------




                                                                                                            -------------------
                                                                                                              (SEC USE ONLY)
AS OF 12/31/99                             NAME OF REPORTING MANAGER: PAR CAPITAL MANAGEMENT, INC.
---------------------------------------------------------------------------------------------------------------------------------
                 ITEM 1:                            ITEM 6:                    ITEM 7:                       ITEM 8
             NAME OF ISSUER                  INVESTMENT DISCRETION            MANAGERS                VOTING AUTHORITY (SHARES)
                                       -----------------------------------   SEE INSTR. V    ------------------------------------
                                      (a) SOLE   (b) SHARED-  (c) SHARED-                      (a) SOLE    (b) SHARED    (c) NONE
                                                  AS DEFINED      OTHER
                                                  IN INSTR. V
---------------------------------------------------------------------------------------------------------------------------------


Sabre Group Holdings, Inc.             X                                                    500,000
---------------------------------------------------------------------------------------------------------------------------------
Station Casinos Inc.                   X                                                  2,238,400
---------------------------------------------------------------------------------------------------------------------------------
Systemsoft Corp                        X                                                     30,000
---------------------------------------------------------------------------------------------------------------------------------
Travel Service International Inc       X                                                  1,395,000
---------------------------------------------------------------------------------------------------------------------------------
Universal Health Services Inc.         X                                                    665,000
---------------------------------------------------------------------------------------------------------------------------------
Univision Communications               X                                                    165,000
---------------------------------------------------------------------------------------------------------------------------------